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MICHAEL J. MURPHY ATTORNEY AT LAW + 1 (312) 609-7738 mmurphy@vedderprice.com	CHICAGO ● NEW YORK ● WASHINGTON, DC ● LONDON ● SAN FRANCISCO
January 24, 2014

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Aston Funds Post-Effective Amendment No. 150 under the Securities Act of 1933 and Amendment No. 152 under Investment Company Act of 1940 File Nos. 033-68666 and 811-8004

To the Commission:

On behalf of Aston Funds (the “Trust”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A (Amendment No. 152 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding two new series of the Trust, ASTON/Pictet International Fund and ASTON/Guardian Capital Global Dividend Fund. We intend for this Amendment to become effective 75 days after filing.

If you have any questions or comments concerning this filing, please contact either Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7738.

Very truly yours, /s/ Michael J. Murphy

MJM/na Enclosure

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